As filed with the U.S. Securities and Exchange Commission on October 21, 1997.


                    Registration Nos. 333-11125 and 811-07795


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 4


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 5



                                JPM SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 557-0700

                 John E. Pelletier, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:    Stephen K. West, Esq.
                                       Sullivan & Cromwell
                                       125 Broad Street
                                       New York, New York 10004


It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph  (b)
[ ] 60 days after  filing  pursuant  to  paragraph  (a)(i)
[ ] on (date)  pursuant  to  paragraph  (a)(i)
[ ] 75 days  after  filing  pursuant  to paragraph (a)(ii)
[X] on December 17, 1997 pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf

The Registrant has previously elected to register an indefinite number of shares of Registrant and any series thereof hereinafter created under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. (Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996, Accession No. 0000912057-96-019242.) The Registrant has filed a Rule 24f-2 notice with respect to California Bond Fund (for its fiscal year ended April 30, 1997) on June 6, 1997. The Registrant expects to file a Rule 24f-2 notice with respect to its other series as follows: Tax Aware U.S. Equity Fund and Tax Aware Disciplined Equity Fund (for their fiscal years ending October 31, 1997) on or before December 30, 1997.




i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf

                                JPM SERIES TRUST
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)


PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.


2.       SYNOPSIS: Introduction; Investor Expenses.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.



4. GENERAL DESCRIPTION OF REGISTRANT: U.S. Equity Investment Process; Tax Aware Investing at J.P. Morgan; Goal; Investment Approach; Potential Risks and Rewards; Business Structure; Risk and Reward Elements.

5. MANAGEMENT OF THE FUND: Cover Page; J.P. Morgan; Portfolio Management; Management and Administration.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Performance.

6. CAPITAL STOCK AND OTHER SECURITIES: Investing Directly; Account and Transaction Policies; Dividends and Distributions; Tax Considerations; Business Structure.

7. PURCHASE OF SECURITIES BEING OFFERED: Introduction; Investing Directly; Opening an Account; Adding to an Account; Account and Transaction Policies.

8.       REDEMPTION OR REPURCHASE: Selling Shares; Account and Transaction
         Policies.


9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.


PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVE AND POLICIES: Investment Objective and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix A.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Eligible Institutions; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.


PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.


i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf

                                EXPLANATORY NOTE


This post-effective amendment no. 4 to the Registrant's registration statement on Form N-1A (File no. 333-11125) is being filed with respect to JPM Pierpont
Shares: Tax Aware Disciplined Equity Fund and JPM Pierpont Shares: Tax Aware U.S. Equity Fund (the "Funds"), separate series of shares of beneficial interest of the Registrant, for the purpose of "simplifying" each Fund's prospectus.


i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf

                                                 DECEMBER 17, 1997   PROSPECTUS

JPM PIERPONT TAX AWARE
DISCIPLINED EQUITY FUND

                                                  -----------------------------
                                                  Seeking to outperform U.S.
                                                  stock markets over the long
                                                  term through a disciplined
                                                  management approach

IN PROGRESS 10/9/97

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                JP MORGAN

CONTENTS
--------------------------------------------------------------------------------

  2
-----

U.S. EQUITY MANAGEMENT APPROACH

U.S. equity investment process . . . . . . . . . . . . . . . . . . . . .  2
Tax aware investing at J.P. Morgan . . . . . . . . . . . . . . . . . . .  3

  4
-----
The fund's goal, investment approach, risks, expenses, and performance

JPM PIERPONT TAX AWARE DISCIPLINED EQUITY FUND

Fund description . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
Investor expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . .  4
Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5
Financial highlights . . . . . . . . . . . . . . . . . . . . . . . . . .  5

   6
------
Investing in the JPM Pierpont Tax Aware Disciplined Equity Fund

YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . .  6
Investing through an employer-sponsored retirement plan. . . . . . . . .  6
Investing through an IRA or Rollover IRA . . . . . . . . . . . . . . . .  6
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
Opening an account . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
Adding to an account . . . . . . . . . . . . . . . . . . . . . . . . . .  6
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
Account and transaction policies . . . . . . . . . . . . . . . . . . . .  7
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . .  8
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . .  8

  9
-----
More about risk and the fund' business operations

FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
Management and administration. . . . . . . . . . . . . . . . . . . . . .  9
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . 10

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . back cover

INTRODUCTION
--------------------------------------------------------------------------------

JPM PIERPONT TAX AWARE DISCIPLINED EQUITY FUND

This fund invests primarily in U.S. stocks. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

- are pursuing a long-term goal such as retirement

- want to add a growth investment to further diversify a portfolio

- want a fund that seeks to consistently outperform the market in which it invests

- are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors

- require regular income or stability of principal

- are pursuing a short-term goal or investing emergency reserves

- are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $225 billion in assets under management, including assets managed by the fund's advisor, Morgan Guaranty Trust Company of New York.


BEFORE YOU INVEST

Investors considering the fund should understand that:

- The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

-  There is no assurance that the fund will meet its investment goal.

-  Future returns will not necessarily resemble past performance.

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

The JPM Pierpont Tax Aware Disciplined Equity fund invests primarily in U.S. stocks while seeking to enhance the after-tax returns of its shareholders.

The investment philosophy, developed by the fund's advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the fund will remain fully invested.

U.S. EQUITY INVESTMENT PROCESS
In managing the fund,  J.P. Morgan employs a three-step process:

[GRAPHIC]
FPO
J.P. Morgan analysts develop proprietary fundamental research

RESEARCH J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC]
FPO
Stocks in each industry are ranked with the help of models

VALUATION The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC]
FPO
Using research and valuations, the fund's management team chooses stocks for its fund

STOCK SELECTION The fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the fund's managers often consider a number of other criteria:

-  catalysts that could trigger a rise in a stock's price

-  high potential reward compared to potential risk

-  temporary mispricings caused by market overreactions


2   U.S. EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------

TAX AWARE INVESTING AT J.P. MORGAN

The fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

Another feature of the fund is redemptions in kind. If you sell more than a certain amount of your shares (usually over $500,000, but sometimes less) you will receive a portfolio of representative stocks rather than cash. This shields the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. At the same time, a redemption in kind gives you greater flexibility in managing the tax consequences of your redemption and is not subject to a redemption fee by the fund. However, the stocks you receive will continue to fluctuate in value after your redemption and you may incur brokerage or other transaction costs in liquidating them.



                                          U.S. EQUITY MANAGEMENT APPROACH    3

JPM PIERPONT TAX AWARE
DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
REGISTRANT: JPM SERIES TRUST
(TAX AWARE DISCIPLINED EQUITY FUND:
JPM PIERPONT SHARES)

[GRAPHIC]
GOAL

The fund seeks to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund does not look to overweight or underweight industries.

Within each industry, the fund overweights stocks that are ranked as undervalued or fairly valued while underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.)

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 2.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly but consistently exceed those of the S&P 500 with virtually the same level of volatility. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade offs that reduce pre-tax returns.

The fund's securities are described in more detail on page 10, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $225 billion, including more than $X billion using the same strategy as the fund.

The portfolio management team is led by Robin B. Chance, vice president, and Frederic A. Nelson, managing director, who have been on the team since the fund's inception in January of 1997. Ms. Chance has been at J.P. Morgan since 1987, Mr. Nelson since May of 1994. Prior to managing this fund, both were responsible for structured equity strategies. Prior to joining Morgan, Mr. Nelson was a portfolio manager at Bankers Trust.

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The fund's redemption fee is paid out of the proceeds you receive when you sell applicable shares; this fee does not apply to in-kind redemptions. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

SHAREHOLDER TRANSACTION EXPENSES
REDEMPTION FEES (% OF YOUR PROCEEDS)
---------------------------------------------------
Shares held for less than five years         1.00

Shares held five years or longer             None

ANNUAL EXPENSES (% OF FUND ASSETS)
---------------------------------------------------
Management fees (actual)                     0.35

Marketing (12b-1) fees                       none

Other expenses(2) (after reimbursement)      0.20
---------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                        0.55
---------------------------------------------------

EXPENSE EXAMPLE
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged. The first number assumes that you continued to hold your shares, the second that you sold all shares at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------
                         1 yr.    3 yrs.    5 yrs.    10 yrs.
YOUR COST($)             6/26     18/28     31/41     69/69
--------------------------------------------------------------

4   JPM PIERPONT TAX AWARE DISCIPLINED FUND

--------------------------------------------------------------------------------
PERFORMANCE
AVERAGE ANNUAL TOTAL RETURN (%)   Shows performance over time, for the period
                                  ended September 30, 1997
--------------------------------------------------------------------------------
                                                              Since inception(3)
JPM PIERPONT TAX AWARE DISCIPLINED EQUITY FUND
 (after expenses)                                                   xx.xx
--------------------------------------------------------------------------------
S&P 500 INDEX(4)
 (no expenses)                                                      xx.xx
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns for the period ended
September 30, 1997
--------------------------------------------------------------------------------
                                                                      1997
[GRAPH]

40%
20%
0%
(20)%

/ / JPM PIERPONT TAX AWARE DISCIPLINED EQUITY FUND
/ /  S&P 500 Index(4)


FINANCIAL HIGHLIGHTS
PER-SHARE DATA           For fiscal period ended April 30
--------------------------------------------------------------------------------
                                                                    1997(3)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.03
  Net realized and unrealized gain
  on investments                                                    0.22
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    0.25
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME ($)                                           XX.XX
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                  10.25
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                                    2.50(6)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                             4,450
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
EXPENSES (%)                                                        0.55(5)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                           1.48(5)
--------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE
TO EXPENSE REIMBURSEMENT (%)                                        7.50(5)
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (%)                                           12(6)
--------------------------------------------------------------------------------
AVERAGE BROKER COMMISSIONS PER SHARE ($)                            0.0283
--------------------------------------------------------------------------------

(1) This table shows expenses for the fiscal period 1/30/97 (commencement of operations) through 4/30/97 as a percentage of average net assets, after reimbursement for ordinary expenses over 0.55%.

(2) Without reimbursement, other expenses and total operating expenses would have been 7.70% and 8.05% respectively. There is no guarantee that reimbursement will continue beyond 2/28/98.

(3)  The fund commenced operations on 1/30/97.

(4) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5)  Annualized.

(6)  Not annualized.

                                  JPM PIERPONT TAX AWARE DISCIPLINED FUND     5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the JPM Pierpont Funds offer several ways to start and maintain fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly. J.P. Morgan may pay fees to financial professionals for services in connection with fund investments.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares. J.P. Morgan may pay fees to firms that provide recordkeeping or other services to your plan.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Determine the amount you are investing. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

-  Mail in your application, making your initial investment as shown below.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING AN ACCOUNT

   BY CHECK

-  Make out a check for the investment amount payable to JPM Pierpont Funds.

-  Mail the check with your completed application to the Transfer Agent.

   BY WIRE

-  Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

   State Street Bank & Trust Company
   ROUTING NUMBER: 011-000-028
   CREDIT: JPM Pierpont Funds
   ACCOUNT NUMBER: 9904-226-9
   FFC: your account number, name of registered owner(s) and fund name

   BY EXCHANGE

-  Call the Shareholder Services Agent for an exchange.

ADDING TO AN ACCOUNT

   BY CHECK

-  Make out a check for the investment amount payable to JPM Pierpont Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

   BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.


6     YOUR INVESTMENT

--------------------------------------------------------------------------------

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described on the previous page.

   BY EXCHANGE

-  Call the Shareholder Services Agent for an exchange.

SELLING SHARES

   BY PHONE

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

   BY WIRE

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

   IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-  Indicate whether you want the proceeds sent by check or by wire

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-  Mail the letter to the Shareholder Services Agent.

   BY EXCHANGE

-  Call the Shareholder Services Agent for an exchange.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

BUSINESS HOURS AND NAV CALCULATIONS The fund's regular business days and hours are the same as those of the New York Stock Exchange. The fund calculates its net asset value per share (NAV) every business day at 4:15 p.m. eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until 4:00 p.m. eastern time every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

TRANSFER AGENT                               SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY          J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                522 Fifth Avenue
Boston, MA 02266-8411                        New York, NY 10036
Attention: J.P. Morgan Funds Services        1-800-521-5411

                                             Representatives are available 8:00
                                             a.m. to 5:00 p.m. eastern time on
                                             fund business days.


                                                          YOUR INVESTMENT  7

--------------------------------------------------------------------------------

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions. In kind redemptions (described on page 2) will be available promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report, containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund may request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically pays income dividends once a year (usually in X) and makes capital gains distributions, if any, once per year (usually in X). However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are automatically paid in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another JPM Pierpont Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

TRANSACTION                                  TAX STATUS

Income dividends                             Ordinary income

Short-term capital gains                     Ordinary income
distributions

Long-term capital gains                      Capital gains
distributions

Sales or exchanges of shares                 Capital gains or losses
owned for more than one year

Sales or exchanges of shares                 Gains are treated as ordinary
owned for one year or less                   income; losses are subject
                                             to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8    YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The fund is a series of JPM Series Trust, a Massachusetts business trust. The fund is one of three series of shares currently offered by the trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION

The fund and the other series of JPM Series Trust, are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis. Funds Distributor, as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

The fund pays J.P. Morgan the following fees for investment advisory and other services:

ADVISORY SERVICES                            0.35%  of the master
                                             portfolio's average net assets

ADMINISTRATIVE SERVICES                      Master portfolio's and fund's
shared with Funds                            pro-rata portions of 0.09% of
Distributor, Inc.)                           the first $7 billion in J.P.
                                             Morgan-advised portfolios, plus
                                             0.04% of average net assets over $7
                                             billion

Shareholder services                         0.25% of the fund's average
                                             net assets


                                                             FUND DETAILS    9

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS

This table identifies the main elements that make up the fund's overall risk and reward characteristics (described on page 2). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

POTENTIAL RISKS                           POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
- The fund's share price and              - Stocks have generally outperformed      - Under normal circumstances the fund plans
  performance will fluctuate                more stable investments (such as          to remain fully invested, with at least
  in response to stock market               bonds and cash equivalents) over          65% in stocks; stock investments may
  movements                                 the long term                             include U.S. and foreign convertible
                                                                                      securities, preferred stocks,  trust
                                                                                      or partnership interests, warrants,
                                                                                      rights, and investment company
                                                                                      securities

                                                                                    - The fund seeks to limit risk through
                                                                                      diversification

                                                                                    - During severe market downturns, the fund
                                                                                      has the option of investing up to 100%
                                                                                      of assets in investment-grade short-term
                                                                                      securities

MANAGEMENT CHOICES
- The fund could underperform             - The fund could outperform               - J.P. Morgan focuses its active management
  its benchmark due to its                  its benchmark due to these                on securities selection, the area where
  asset allocation and securities           same choices                              it believes its commitment to research
  choices                                                                             can most enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate                  - Favorable exchange rate                 - The fund anticipates that its total
  movements could reduce                    movements could generate                  foreign investments will not exceed 5%
  gains or create losses                    gains or reduce losses                    of assets

- The fund could lose money               - Foreign investments, which              - The fund actively manages the currency
  because of foreign government             represent a major portion of              exposure of its foreign  investments
  actions, political instability,           the world's securities, offer             relative to its benchmark, and may hedge
  or lack of adequate and                   attractive potential performance          into the U.S. dollar from time to time
  accurate information                      and opportunities for                     (see also "Derivatives")
                                            diversification

DERIVATIVES
- Derivatives such as futures,            - Hedges that correlate well with         - The fund uses derivatives for hedging and
  options, and foreign currency             underlying positions can reduce           for risk management  (i.e., to establish
  forward contracts that are                or eliminate losses at low cost           or adjust exposure to particular
  used for hedging the portfolio                                                      securities, markets or currencies); risk
  or specific securities may not          - The fund could make money and             management may include management of the
  fully offset the underlying               protect against losses if                 fund's exposure relative to its benchmark
  positions(1)                              management's analysis proves
                                            correct                                 - The fund only establishes hedges that it
- Derivatives used for risk                                                           expects will be highly correlated with
  management may not have the             - Derivatives that involve leverage         underlying positions
  intended effects and may result           could generate substantial gains
  in losses or missed                       at low cost                             - While the fund may use derivatives that
  opportunities                                                                       incidentally involve leverage, it does
                                                                                      not use them for the specific purposes
- Derivatives that involve leverage                                                   of leveraging the portfolio
  could magnify losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities that is granted in exchange for an agreed-upon sum. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.


10   FUND DETAILS




--------------------------------------------------------------------------------------------------------------------------------
POTENTIAL  RISKS                          POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD

ILLIQUID HOLDINGS
- The fund could have difficulty          - These holdings may offer more           - The fund may not invest more than 15% of
  valuing these holdings precisely          attractive yields or potential            net assets in illiquid holdings
                                            growth than comparable widely traded
- The fund could be unable to sell          securities                              - To maintain adequate liquidity, the fund
  these holdings at the time or price                                                 may hold investment-grade short-term
  it desired                                                                          securities (including repurchase
                                                                                      agreements) and, for temporary or
                                                                                      extraordinary purposes, may borrow from
                                                                                      banks up to 33 1/3% of the value of its
                                                                                      total assets

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the fund buys securities           - The fund can take advantage              - The fund uses segregated accounts to cover
  before issue or for delayed delivery,     of attractive transaction                  any leverage risk
  it could be exposed to leverage risk      opportunities
  if it does not use segregated accounts

SHORT-TERM TRADING
- Increased trading would raise the       - The fund could realize gains             - The fund anticipates a portfolio turnover
  fund's brokerage and related costs        in a short period of time                  rate of approximately 100%

- Increased short-term capital gains      - The fund could protect against           - The fund generally avoids short-term
  distributions would raise shareholders'   losses if a stock is overvalued and        trading, except to take advantage of
  income tax liability                      its value later falls                      attractive or unexpected opportunities or
                                                                                       to meet demands generated by shareholder
                                                                                       activity

                                                              FUND DETAILS   11

FOR MORE INFORMATION

For investors who want more information on the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

JPM PIERPONT TAX AWARE DISCIPLINED EQUITY FUND
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company registration numbers are 811-07795 and 333-11125.


JPM PIERPONT FUNDS AND
THE MORGAN TRADITION
The JPM Pierpont Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the JPM Pierpont Funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMORGAN

--------------------------------------------------------------------------------
JPM PIERPONT FUNDS
ADVISOR                                      DISTRIBUTOR
Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-521-5411                               1-800-221-7930

                                                                  PROSPPT-9712

                                                DECEMBER 17, 1997     PROSPECTUS

JPM PIERPONT TAX AWARE U.S. EQUITY FUND
                                                --------------------------------
                                                Seeking to outperform U.S.
                                                stock markets over the long
                                                term through a disciplined
                                                management approach


IN PROGRESS 10/9/97




This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                JP MORGAN

CONTENTS
--------------------------------------------------------------------------------
  2
-----
U.S. EQUITY MANAGEMENT APPROACH

U.S. equity investment process . . . . . . . . . . . . . . . . . . . . . . 2
Tax aware investing at J.P. Morgan . . . . . . . . . . . . . . . . . . . . 3


  4
The fund's goal, investment approach, risks, expenses, and performance
-----
JPM PIERPONT TAX AWARE DISCIPLINED EQUITY FUND

Fund description . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Investor expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
Financial highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . 5


  6
Investing in the JPM Pierpont Tax Aware U.S. Equity Fund
-----
YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . . . 6
Investing through an employer-sponsored retirement plan. . . . . . . . . . 6
Investing through an IRA or Rollover IRA . . . . . . . . . . . . . . . . . 6
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Opening an account . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Adding to an account . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
Account and transaction policies . . . . . . . . . . . . . . . . . . . . . 7
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . . 8
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8


  9
More about risk and the fund's business operations
-----
FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Management and administration. . . . . . . . . . . . . . . . . . . . . . . 9
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . .10

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .back cover

INTRODUCTION
--------------------------------------------------------------------------------

JPM PIERPONT TAX AWARE U.S. EQUITY FUND

This fund invests primarily in U.S. stocks. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

-   are pursuing a long-term goal such as retirement
-   want to add a growth investment to further diversify a portfolio
- want a fund that seeks to consistently outperform the market in which it invests
- are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The fund is NOT designed for investors who:

- want a fund that pursues market trends or focuses only on particular industries or sectors
-   require regular income or stability of principal
-   are pursuing a short-term goal or investing emergency reserves
-   are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $225 billion in assets under management, including assets managed by the fund's advisor, Morgan Guaranty Trust Company of New York.

BEFORE YOU INVEST

Investors considering the fund should understand that:

- The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.
-   There is no assurance that the fund will meet its investment goal.
-   Future returns will not necessarily resemble past performance.

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

The JPM Pierpont Tax Aware U.S. Equity fund invests primarily in U.S. stocks while seeking to enhance the after-tax returns of its shareholders.

The investment philosophy, developed by the fund's advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, the fund will remain fully invested.

U.S. EQUITY INVESTMENT PROCESS

In managing the fund,  J.P. Morgan employs a three-step process:

[GRAPHICS]
FPO

J.P. Morgan analysts develop proprietary fundamental research

RESEARCH J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHICS]
FPO

Stocks in each industry are ranked with the help of models

VALUATION The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHICS]
FPO

Using research and valuations, the fund's management team chooses stocks for its fund

STOCK SELECTION The fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the fund's managers often consider a number of other criteria:

-   catalysts that could trigger a rise in a stock's price
-   high potential reward compared to potential risk
-   temporary mispricings caused by market overreactions


2   U.S. EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------

TAX AWARE INVESTING AT J.P. MORGAN

The fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

Another feature of the fund is redemptions in kind. If you sell more than a certain amount of your shares (usually over $250,000, but sometimes less) you will receive a portfolio of representative stocks rather than cash. This shields the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. At the same time, a redemption in kind gives you greater flexibility in managing the tax consequences of your redemption and is not subject to a redemption fee by the fund. However, the stocks you receive will continue to fluctuate in value after your redemption and you may incur brokerage or other transaction costs in liquidating them.


                                          U.S. EQUITY MANAGEMENT APPROACH     3

JPM PIERPONT TAX AWARE U.S. EQUITY FUND
--------------------------------------------------------------------------------
                                                 REGISTRANT: JPM SERIES TRUST
                                                 (TAX AWARE U.S. EQUITY FUND:
                                                 JPM PIERPONT SHARES)

[GRAPHICS]
GOAL

The fund seeks to provide high total return while being sensitive to the impact of capital gains taxes on investors' returns.

[GRAPHICS]
INVESTMENT APPROACH

The fund invests primarily in large-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries by when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 2.

[GRAPHICS]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade offs that reduce pre-tax returns.

The fund's securities are described in more detail on page 10, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $225 billion, including more than $X.X billion using the same strategy as the fund.

The portfolio management team is led by Terry E. Banet, vice president, and Gordon B. Fowler, managing director, who have been on the team since the fund's inception in December of 1996. Ms. Banet has been at J.P. Morgan since 1985, Mr. Fowler since 1981. Prior to managing this fund, Ms. Banet managed tax aware accounts and helped develop Morgan's tax aware equity process while Mr. Fowler was responsible for structured equity products for both the institutional and the private client markets.


INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The fund's redemption fee is paid out of the proceeds you receive when you sell applicable shares; this fee does not apply to in-kind redemptions. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

SHAREHOLDER TRANSACTION EXPENSES
REDEMPTION FEES (% OF YOUR PROCEEDS)
-----------------------------------------------------
Shares held for less than five years             1.00
Shares held five years or longer                 None

ANNUAL EXPENSES (% OF FUND ASSETS)
-----------------------------------------------------
Management fees (actual)                         0.45
Marketing (12b-1) fees                           none
Other expenses(2) (after reimbursement)          0.40
-----------------------------------------------------
-----------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                            0.85
-----------------------------------------------------


EXPENSE EXAMPLE
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged. The first number assumes that you continued to hold your shares, the second that you sold all shares at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

---------------------------------------------------
              1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)  9/29      27/37     47/57     105/105
---------------------------------------------------


4   JPM PIERPONT TAX AWARE U.S. EQUITY FUND

--------------------------------------------------------------------------------


PERFORMANCE
AVERAGE ANNUAL TOTAL RETURN (%)   Shows performance over time, for the period ended September 30, 1997
-------------------------------------------------------------------------------------------------------
                                                                                    Since inception(3)
JPM PIERPONT TAX AWARE U.S. EQUITY FUND (after expenses)                                 XX.XX
S&P 500 INDEX(4) (no expenses)                                                           XX.XX


Year-by-year total return (%)     Shows changes in returns for the period ended September 30, 1997
---------------------------------------------------------------------------------------------------
[GRAPH]
                                                            1997
40%
20%
0%
(20)%


- JPM Pierpont Tax Aware U.S. Equity Fund      -  S&P 500 Index(4)


FINANCIAL HIGHLIGHTS

PER-SHARE DATA     For fiscal period ended April 30
--------------------------------------------------------------------------------
                                                                     1997(3)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                             10.00
--------------------------------------------------------------------------------
    Income from investment operations:
     Net investment income ($)                                        0.03
     Net realized and unrealized gain
     on investments ($)                                               0.87
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                      0.90
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME ($)                                            (0.01)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                   10.89
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                                      9.02(6)
--------------------------------------------------------------------------------


RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                             13,763
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
EXPENSES (%)                                                          0.85(5)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                             0.81(5)
--------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                                             2.20(5)
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (%)                                            .16(6)
--------------------------------------------------------------------------------
AVERAGE BROKER COMMISSIONS PER SHARE ($)                            0.0300
--------------------------------------------------------------------------------

(1) This table shows expenses for the fiscal period 12/18/96 (commencement of operations) through 4/30/97 as a percentage of average net assets, after reimbursement for ordinary expenses over 0.85%.

(2) Without reimbursement, other expenses and total operating expenses would have been 2.60% and 3.05% respectively. There is no guarantee that reimbursement will continue beyond 2/28/98.

(3) The fund commenced operations on 12/18/96.

(4) The S&P 500 Index is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5) Annualized.

(6) Not annualized.


                                  JPM PIERPONT TAX AWARE U.S. EQUITY FUND     5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the JPM Pierpont Funds offer several ways to start and maintain fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly. J.P. Morgan may pay fees to financial professionals for services in connection with fund investments.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares. J.P. Morgan may pay fees to firms that provide recordkeeping or other services to your plan.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Determine the amount you are investing. The minimum amount for initial investments in the fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

-   Mail in your application, making your initial investment as shown below.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING AN ACCOUNT
    BY CHECK
-   Make out a check for the investment amount payable to JPM Pierpont Funds.

-   Mail the check with your completed application to the Transfer Agent.

    BY WIRE
-   Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

         State Street Bank & Trust Company
         ROUTING NUMBER: 011-000-028
         CREDIT: JPM Pierpont Funds
         ACCOUNT NUMBER: 9904-226-9
         FFC: your account number, name of registered owner(s) and fund name

    BY EXCHANGE
-   Call the Shareholder Services Agent for an exchange.

ADDING TO AN ACCOUNT
    BY CHECK
-   Make out a check for the investment amount payable to JPM Pierpont Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

    BY WIRE
- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

-   Once you have placed your purchase order, instruct


6   YOUR INVESTMENT
    your bank to wire the amount of your investment as described on the previous page.

    BY EXCHANGE
-   Call the Shareholder Services Agent for an exchange.

SELLING SHARES
    BY PHONE
- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

    BY WIRE
- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

    IN WRITING
- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-   Indicate whether you want the proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-   Mail the letter to the Shareholder Services Agent.

    BY EXCHANGE
-   Call the Shareholder Services Agent for an exchange.


ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

BUSINESS HOURS AND NAV CALCULATIONS The fund's regular business days and hours are the same as those of the New York Stock Exchange. The fund calculates its net asset value per share (NAV) every business day at 4:15 p.m. eastern time.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until 4:00 p.m. eastern time every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------

TRANSFER AGENT                              SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY         J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                               522 Fifth Avenue
Boston, MA 02266-8411                       New York, NY 10036
Attention: J.P. Morgan Funds Services       1-800-521-5411

                                            Representatives are available 8:00
                                            a.m. to 5:00 p.m. eastern time on
                                            fund business days.


                                                          YOUR INVESTMENT     7

TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, the proceeds are generally available the day following execution and will be forwarded according to your instructions. In kind redemptions (described on page 2) will be available as promptly as feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report, containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund may request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically pays income dividends once a year (usually in X) and makes capital gains distributions, if any, once per year (usually in X). However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are automatically paid in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another JPM Pierpont Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

    TRANSACTION                                  TAX STATUS

    Income dividends                             Ordinary income

    Short-term capital gains                     Ordinary income
    distributions

    Long-term capital gains                      Capital gains
    distributions

    Sales or exchanges of shares                 Capital gains or losses
    owned for more than one year

    Sales or exchanges of shares                 Gains are treated as ordinary
    owned for one year or less                   income; losses are subject to
                                                 special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The fund is a series of JPM Series Trust, a Massachusetts business trust. The fund is one of three series of shares currently offered by the trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION

The fund and the other series of JPM Series Trust are governed by the same trustees. The trustees are responsible for overseeing business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis. Funds Distributor, as co-administrator, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

The fund pays J.P. Morgan the following fees for investment advisory and other services:

ADVISORY SERVICES                      0.45%  of the master portfolio's average
                                       net assets

ADMINISTRATIVE SERVICES                Master portfolio's and fund's
shared with Funds                      pro-rata portions of 0.09% of
Distributor, Inc.)                     the first $7 billion in J.P. Morgan-
                                       advised portfolios, plus 0.04% of
                                       average net assets over $7 billion

SHAREHOLDER SERVICES                   0.25% of the fund's average net assets


                                                             FUND DETAILS     9

--------------------------------------------------------------------------------

RISK AND REWARD ELEMENTS

This table identifies the main elements that make up the fund's overall risk and reward characteristics (described on page 2). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.


POTENTIAL RISKS                           POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
- The fund's share price and              - Stocks have generally outperformed      - Under normal circumstances the fund plans
  performance will fluctuate                more stable investments (such as          to remain fully invested, with at least
  in response to stock market               bonds and cash equivalents) over          65% in stocks; stock investments may
  movements                                 the long term                             include U.S. and foreign convertible
                                                                                      securities, preferred stocks, trust
                                                                                      or partnership interests, warrants,
                                                                                      rights, and investment company
                                                                                      securities

                                                                                    - The fund seeks to limit risk through
                                                                                      diversification

                                                                                    - During severe market downturns, the fund
                                                                                      has the option of investing up to 100%
                                                                                      of assets in investment-grade short-term
                                                                                      securities

MANAGEMENT CHOICES
- The fund could underperform             - The fund could outperform               - J.P. Morgan focuses its active management
  its benchmark due to its                  its benchmark due to these                on securities selection, the area where
  asset allocation and securities           same choices                              it believes its commitment to research
  choices                                                                             can most enhance returns

FOREIGN INVESTMENTS
- Currency exchange rate                  - Favorable exchange rate                 - The fund anticipates that its total
  movements could reduce                    movements could generate                  foreign investments will not exceed 5%
  gains or create losses                    gains or reduce losses                    of assets

- The fund could lose money               - Foreign investments, which              - The fund actively manages the currency
  because of foreign government             represent a major portion of              exposure of its foreign investments
  actions, political instability,           the world's securities, offer             relative to its benchmark, and may hedge
  or lack of adequate and                   attractive potential performance          into the U.S. dollar from time to time
  accurate information                      and opportunities for                     (see also "Derivatives")
                                            diversification

DERIVATIVES
- Derivatives such as futures,            - Hedges that correlate well with         - The fund uses derivatives for hedging and
  options, and foreign currency             underlying positions can reduce           for risk management (i.e., to establish
  forward contracts that are                or eliminate losses at low cost           or adjust exposure to particular
  used for hedging the portfolio                                                      securities, markets or currencies); risk
  or specific securities may not          - The fund could make money and             management may include management of the
  fully offset the underlying               protect against losses if                 fund's exposure relative to its benchmark
  positions(1)                              management's analysis proves
                                            correct                                 - The fund only establishes hedges that it
- Derivatives used for risk                                                           expects will be highly correlated with
  management may not have the             - Derivatives that involve leverage         underlying positions
  intended effects and may result           could generate substantial gains
  in losses or missed                       at low cost                             - While the fund may use derivatives that
  opportunities                                                                       incidentally involve leverage, it does
                                                                                      not use them for the specific purposes
- Derivatives that involve leverage                                                   of leveraging the portfolio
  could magnify losses


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell securities that is granted in exchange for an agreed-upon sum. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price.


10     FUND DETAILS


--------------------------------------------------------------------------------------------------------------------------------
POTENTIAL  RISKS                          POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD

ILLIQUID HOLDINGS
- The fund could have difficulty          - These holdings may offer more           - The fund may not invest more than 15% of
  valuing these holdings precisely          attractive yields or potential            net assets in illiquid holdings
                                            growth than comparable widely traded
- The fund could be unable to sell          securities                              - To maintain adequate liquidity, the fund
  these holdings at the time or price                                                 may hold investment-grade short-term
  it desired                                                                          securities (including repurchase
                                                                                      agreements) and, for temporary or
                                                                                      extraordinary purposes, may borrow from
                                                                                      banks up to 331/3% of the value of its
                                                                                      total assets

WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the fund buys securities           - The fund can take advantage              - The fund uses segregated accounts to cover
  before issue or for delayed delivery,     of attractive transaction                  any leverage risk
  it could be exposed to leverage risk      opportunities
  if it does not use segregated accounts

SHORT-TERM TRADING
- Increased trading would raise the       - The fund could realize gains             - The fund anticipates a portfolio turnover
  fund's brokerage and related costs        in a short period of time                  rate of approximately 100%

- Increased short-term capital gains      - The fund could protect against           - The fund generally avoids short-term
  distributions would raise shareholders'   losses if a stock is overvalued and        trading, except to take advantage of
  income tax liability                      its value later falls                      attractive or unexpected opportunities or
                                                                                       to meet demands generated by shareholder
                                                                                       activity


                                                            FUND DETAILS     11

For More Information

For investors who want more information on the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the SAI by reference.

Copies of the current versions of these documents may be obtained by contacting:

JPM PIERPONT TAX AWARE U.S. EQUITY FUND
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company registration numbers are 811-07795 and 333-11125.

JPM PIERPONT FUNDS AND THE MORGAN TRADITION
The JPM Pierpont Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the JPM Pierpont Funds offer a broad array of distinctive opportunities for mutual fund investors.




JPMORGAN

--------------------------------------------------------------------------------
JPM PIERPONT FUNDS

    ADVISOR                                           DISTRIBUTOR
    Morgan Guaranty Trust Company of New York         Funds Distributor, Inc.
    522 Fifth Avenue                                  60 State Street
    New York, NY 10036                                Boston, MA 02109
    1-800-521-5411                                    1-800-221-7930

                                JPM SERIES TRUST



                        TAX AWARE DISCIPLINED EQUITY FUND
                           TAX AWARE U.S. EQUITY FUND




                       STATEMENT OF ADDITIONAL INFORMATION






                                December 17, 1997
















THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., 60 STATE STREET, SUITE 1300, BOSTON, MASSACHUSETTS 02109, ATTENTION: JPM SERIES TRUST (800) 221-7930.

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf

Table of Contents

                                                                 Page


General.................................                             1
Investment Objectives and Policies......                             1
Investment Restrictions.................                            13
Trustees and Officers...................                            16
Investment Advisor......................                            20
Distributor.............................                            23
Co-Administrator........................                            23
Services Agent..........................                            24
Custodian and Transfer Agent............                            25
Shareholder Servicing...................                            25
Financial Professionals.................                            26
Independent Accountants.................                            27
Expenses................................                            27
Purchase of Shares......................                            27
Redemption of Shares....................                            28
Dividends and Distributions.............                            28
Net Asset Value.........................                            29
Performance Data........................                            30
Portfolio Transactions..................                            31
Massachusetts Trust.....................                            33
Description of Shares...................                            33
Taxes...................................                            34
Additional Information..................                            38
Financial Statements....................                            38
Appendix A - Description of Securities



I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf

GENERAL


         Each of Tax Aware Disciplined Equity Fund (the "Disciplined Equity Fund") and Tax Aware U.S. Equity Fund (the " U.S. Equity Fund", and together with the Disciplined Equity Fund, the "Equity Funds") is a series of JPM Series Trust, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). The Equity Funds are referred to collectively as the "Funds." The Trustees of the Trust have authorized the issuance and sale of shares of one class of each Equity Fund (JPM Pierpont Shares).


         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the applicable current prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings assigned to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.


         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Morgan or any other bank. Shares of the Funds are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds is subject to risk that may cause the value of the investment to fluctuate, and the time it is redeemed, be higher or lower than the amount originally invested.


INVESTMENT OBJECTIVES AND POLICIES


         The following discussion supplements the information in the Prospectus regarding the investment objective and policies of each Fund.


         The Tax Aware Disciplined Equity Fund is designed for investors seeking enhanced total return relative to that of large and medium sized companies, typically represented by the S&P 500 Index. The Disciplined Equity Fund's investment objective is to provide high total return from a broadly diversified portfolio of equity securities.

         The Fund invests primarily in a diversified portfolio of common stocks and other equity securities. Under normal circumstances, the Fund expects to invest at least 65% of its total assets in such securities.

         Investment Process for the Tax Aware Disciplined Equity Fund

         Research: Morgan's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 600 medium and large capitalization U.S. companies. Their research goal is to forecast intermediate-term earnings and prospective dividend growth rates for the companies that they cover.

     Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         1
intermediate-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.

         Stock Selection: A broadly diversified portfolio is constructed using disciplined buy and sell rules. Purchases are allocated among stocks in the first three quintiles. A stock that falls into the fourth and fifth quintiles generally becomes a candidate for sale, either because its price has risen or its fundamentals have deteriorated. The Fund's sector weightings are matched to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Morgan also controls the Fund's exposure to style and theme bets and maintains near-market security weightings in individual security holdings. This process results in an investment portfolio containing approximately 300 stocks.

         The Tax Aware U.S. Equity Fund is designed for investors who want an actively managed portfolio of selected equity securities that seeks to outperform the S&P 500 Index. The U.S. Equity Fund's investment objective is to provide a high total return from a portfolio of selected equity securities.

         In normal circumstances, at least 65% of the Fund's net assets will be invested in equity securities consisting of common stocks and other securities with equity characteristics comprised of preferred stock, warrants, rights, convertible securities, trust certifications, limited partnership interests and equity participations (collectively, "Equity Securities"). The Fund's primary equity investments are the common stock of large sized U.S. corporations and, to a limited extent, similar securities of foreign corporations.

         Investment Process for the Tax Aware U.S. Equity Fund

         Research: Morgan's more than 20 domestic equity analysts, each an industry specialist with an average of over 10 years of experience, follow approximately 700 predominantly large- and medium-sized U.S. companies -- approximately 500 of which form the universe for the Fund's investments. Their research goal is to forecast normalized, longer term earnings and dividends for the companies that they cover. In doing this, they may work in concert with Morgan's international equity analysts in order to gain a broader perspective for evaluating industries and companies in today's global economy.

         Valuation: The analysts' forecasts are converted into comparable expected returns using a proprietary dividend discount model, which calculates the long-term earnings by comparing a company's current stock price with its forecasted dividends and earnings. Within each sector, companies are ranked according to their relative value and grouped into quintiles: those with the highest expected returns (Quintile 1) are deemed the most undervalued relative to their long-term earnings power, while those with the lowest expected returns (Quintile 5) are deemed the most overvalued.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         2

         Stock Selection: A diversified portfolio is constructed using disciplined buy and sell rules. Purchases are concentrated among first-quintile stocks; the specific names selected reflect the portfolio manager's judgment concerning the soundness of the underlying forecasts, the likelihood that the perceived misvaluation will be corrected within a reasonable time frame, and the magnitude of the risks versus the rewards. Once a stock falls into the third quintile -- because its price has risen or its fundamentals have deteriorated -- it generally becomes a candidate for sale. The portfolio manager seeks to hold sector weightings close to those of the S&P 500 Index, reflecting Morgan's belief that its research has the potential to add value at the individual stock level, but not at the sector level. Sector neutrality is also seen as a way to help protect the portfolio from macroeconomic risks, and --together with diversification -- represents an important element of Morgan's risk control strategy. A dedicated trading desk handles all transactions for the Fund.

Tax Management Techniques

         The Funds use Morgan's proprietary tax sensitive optimization model which is designed to reduce, but not eliminate, the impact of capital gains taxes on shareholders' after tax total returns. Each Fund will try to minimize the realization of net short-term and long-term capital gains by matching securities sold at a gain with those sold at a loss to the extent practicable. In addition, when selling a portfolio security, each Fund will generally select the highest cost basis shares of the security to reduce the amount of realized capital gains. Because the gain on securities that have been held for more than one year is subject to a lower federal income tax rate, these securities will generally be sold before securities held less than one year. The use of these tax management techniques will not necessarily reduce a Fund's portfolio turnover rate or prevent the Funds from selling securities to the extent warranted by shareholder transactions, actual or anticipated economic, market or issuer-specific developments or other investment considerations. However, the annual portfolio turnover rate of each Fund is generally not expected to exceed 100%.

Money Market Instruments

         Although the Funds intend, under normal circumstances and to the extent practicable, to be fully invested in equity securities, each Fund may invest in money market instruments to the extent consistent with its investment objective and policies. The Funds may invest in money market instruments to invest temporary cash balances, to maintain liquidity to meet redemptions or as a defensive measure during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Funds appears below. See "Quality and Diversification Requirements."


         U.S. Treasury Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     Additional U.S. Government Obligations. Each of the Funds may invest in obligations issued or guaranteed by U.S. Government agencies or

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         3
instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.


     Foreign Government Obligations. Each of the Funds, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in the U.S. dollar or in another currency. See "Foreign Investments."


         Bank Obligations. Unless otherwise noted below, each of the Funds may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Funds will not invest in obligations for which Morgan Guaranty Trust Company of New York, the Funds' investment advisor ("Morgan" or the "Advisor"), or any of its affiliated persons, is the ultimate obligor or accepting bank. Each of the Equity Funds may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. Each of the Funds may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee, in its capacity as investment advisor to the Funds and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, acting as a fiduciary on behalf of its clients, has

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         4
the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change.

         Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Funds may invest in such unrated obligations only if, at the time of investment, the obligation is determined by Morgan to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Trustees. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the agreement is in effect and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.


         Other Debt Securities. Each of the Funds may invest in other debt securities with remaining effective maturities of not more than thirteen months and other obligations described in this Statement of Additional Information.





I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         5

Equity Investments

         The Equity Funds invest primarily in equity securities consisting of exchange-traded, OTC and unlisted common and preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations of U.S. companies and, to a lesser extent, foreign companies ("Equity Securities"). A discussion of the various types of equity investments which may be purchased by the Equity Funds appears below. See "Quality and Diversification Requirements."

         Equity Securities. The Equity Securities in which the Equity Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Equity Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Common Stock Warrants

         The Equity Funds may invest in common stock warrants that entitle the holder to buy common stock from the issuer at a specific price (the strike price) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock.

         Warrants generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. A warrant will expire worthless if it is not exercised prior to the expiration date.

Foreign Investments

     The Funds may invest in certain foreign securities. The Tax Aware U.S. Equity Fund may invest in equity securities of foreign corporations included in the S&P 500 Index or listed on a national securities exchange. The Fund may invest in equity securities of foreign issuers that are listed on a national securities exchange or denominated or principally traded in the U.S. dollar. The Funds do not expect to invest more than 5%, respectively, of their total assets at the time of purchase in securities of foreign issuers.

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         6

         Investors should realize that the value of the Funds' investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of fund securities and could favorably or unfavorably affect the Funds' operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Funds must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depositary receipt generally bear all costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic security exchanges. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United
States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         7

Depository Receipts

         Depository receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

         Since investments in foreign securities may involve foreign currencies, the value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage. The Funds may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to manage the Funds' currency exposure related to foreign investments.

Foreign Currency Exchange Transactions

         Because the Funds may buy and sell securities and receive interest and dividends in currencies other than the U.S. dollar, the Funds may enter from time to time into foreign currency exchange transactions. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A foreign currency forward exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Foreign currency forward exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A foreign currency forward exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of a Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. A Fund may also enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         8
for another foreign currency. The Funds only enter into forward contracts to sell a foreign currency in exchange for another foreign currency if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause a Fund to assume the risk of fluctuations in the value of the currency purchased vis a vis the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Additional Investments

         When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash or other liquid assets, in an amount at least equal to such commitments. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

         Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement may be deemed to be a borrowing of money by the Fund and, therefore, a form of leverage. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the expected return to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets less liabilities (other than reverse repurchase agreements and other borrowings). See "Investment Restrictions."


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                         9

         Loans of Portfolio Securities. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective shareholders. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, Morgan or the Funds' distributor, unless otherwise permitted by applicable law.


         Privately Placed and Certain Unregistered Securities. Each Fund may invest up to 15% of its net assets in illiquid holdings, including certain restricted and private placement holdings. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar holdings with a more liquid market. Accordingly, the valuation of these holdings will reflect any limitations on their liquidity. The Funds may also purchase Rule 144A securities eligible for resale to institutional investors without registration under the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by Morgan and approved by the Trustees. The Trustees will monitor Morgan's implementation of these guidelines on a periodic basis.

         As to illiquid investments, these restricted holdings are subject to the risk that the Fund will not be able to sell them at a price the Fund deems representative of their value. If a restricted holding must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Fund may be obligated to pay all or part of the registration expenses. Also, a considerable period may elapse between the time of the decision to sell and the time the Fund is permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.


Quality and Diversification Requirements


         Each of the Funds intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of these Funds is subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        10
any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     The Funds will also comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

         The Funds may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody's or Standard & Poor's, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions

         Each of the Funds may (a) purchase and sell exchange traded and over-the-counter (OTC) put and call options on equity securities or indexes of equity securities, (b) purchase and sell futures contracts on indexes of equity securities and (c) purchase and sell put and call options on futures contracts on indexes of equity securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

         Each Fund may use futures contracts and options for hedging and risk management purposes. See "Risk Management" below. The Funds may not use futures contracts and options for speculation.

         Each Fund may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        11

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies limit a Fund's possibilities to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate.

         Each Fund may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

Options

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        12
strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

         Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

         Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        13

         For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.


         Exchange Traded and OTC Options. All options purchased or sold by the Funds will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Funds' Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

          Provided that a Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         Futures Contracts and Options on Futures Contracts. The Funds may purchase or sell (write) futures contracts and purchase put and call options, including put and call options on futures contracts. In addition, the may sell (write) put and call options, including options on futures. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities and indexes of equity securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.


         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        14
contracts sold by a Fund are paid by the Fund into a segregated account, in the name of the Futures Commission Merchant, as required by the 1940 Act and the SEC's interpretations thereunder.

         Combined Positions. The Funds are permitted to purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.


         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.


         Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        15
is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

         Asset Coverage for Futures Contracts and Options Positions. The Funds intend to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums. In addition, the Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


Risk Management


         The Funds may employ non-hedging risk management techniques. Examples of such strategies include using futures and options to alter the duration or beta of a Fund's portfolio or the mix of securities in a Fund's portfolio. For example, if Morgan wishes to extend maturities in the California Fund's portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause the Fund to purchase futures contracts on long-term debt securities. Similarly, if Morgan wishes to reduce a Fund's exposure to fixed income securities and purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but may involve leverage. Leverage magnifies the gains and losses experienced by the Fund as a result of market fluctuations.


Portfolio Turnover


         The Funds' expected portfolio turnover rates are set forth below. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent that net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxes" below.



I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        16

JPM Pierpont Shares: Tax Aware Disciplined Equity Fund -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): 12%. For the fiscal year ended October 31, 1997: ____%.

JPM Pierpont Shares: Tax Aware U.S. Equity Fund -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): 16%. For the fiscal year ended October 31, 1997: ____%.


INVESTMENT RESTRICTIONS


         The investment restrictions set forth below have been adopted by the Trust with respect to each Fund. Except as otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Funds. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of purchasing securities to the market value of a Fund's assets.


         Unless Sections 8(b)(1) and 13(a) of the 1940 Act or any SEC or SEC staff interpretations thereof are amended or modified, each Fund may not:

     1. Purchase any security if, as a result, more than 25% of its total assets would be invested in the securities of issuers in any single industry. This limitation shall not apply to securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

     2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts, forward commitments, swaps and transactions in repurchase agreements are not deemed to be senior securities.

     3. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) (i) from banks for temporary or short-term purposes or for the clearance of transactions,
          (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into by the Fund.

     4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        17

     5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
          (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     6. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

     7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell financial futures contracts, options on financial futures contracts and warrants and may enter into swap and forward commitment transactions.

     8. Make loans, except that the Fund (1) may lend portfolio securities with a value not exceeding one-third of the Fund's total assets, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities (including privately issued debt securities), bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     9. In the case of each Equity Fund, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S.
          Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities), if:

          a. such purchase would cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; or

          b. such purchase would cause the Fund to hold more than 10% of the outstanding voting securities of such issuer.

         For purposes of fundamental investment restriction (1) regarding industry concentration, Morgan may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if Morgan determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, Morgan may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        18

         As a matter of non-fundamental policy, which may be changed by the Trustees without shareholder approval, each Fund may not:

         A. Make short sales of securities unless either (a) after giving effect to any such short sale, the total market value of all securities sold short would not exceed 25% of the Fund's net assets or (b) at all times during which a short position is open the Fund owns (or has the right to obtain through the conversion or exchange of other securities) an equal amount of such securities.

         B. Acquire securities of other investment companies, except as permitted by the 1940 Act or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.

         C. Acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's total assets would be in investments that are illiquid.

         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, each Fund reserves the right, without the approval of shareholders, to invest all of its assets in another open-end registered investment company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

         If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the restriction.

TRUSTEES AND OFFICERS

Trustees

         The Trustees of the Trust, their principal occupations during the past five years, business addresses and dates of birth are set forth below.

         FREDERICK S. ADDY--Trustee; Retired; Executive Vice President and Chief Financial Officer since prior to April 1994, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.

         WILLIAM G. BURNS--Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.

         ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        19

         MATTHEW HEALEY (*)--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.

         MICHAEL P. MALLARDI--Trustee; Retired; Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group since prior to April 1996. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.
------------------------

(*) Mr. Healey is an "interested person" of the Trust and the Advisor as that term is defined in the 1940 Act.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), The JPM Institutional Funds and The JPM Pierpont Funds and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 is set forth below.


                                   AGGREGATE       TOTAL TRUSTEE COMPENSATION
                                   TRUSTEE         ACCRUED BY THE MASTER
                                   COMPENSATION    PORTFOLIOS (*), THE JPM
                                   ACCRUED BY THE  INSTITUTIONAL FUNDS, THE JPM
                                   TRUST DURING    PIERPONT FUNDS AND THE TRUST
NAME OF TRUSTEE                    1996            DURING 1996 (***)

Frederick S. Addy, Trustee         $0              $65,000
William G. Burns, Trustee          $0              $65,000
Arthur C. Eschenlauer, Trustee     $0              $65,000
Matthew Healey, Trustee (**)       $0              $65,000
  Chairman and Chief Executive
  Officer
Michael P. Mallardi, Trustee       $0              $65,000


(*) The JPM Pierpont Funds and The JPM Institutional Funds are each multi-series registered investment companies that are part of a two-tier (master-feeder) investment fund structure. Each series of The JPM Pierpont Funds and The JPM Institutional Funds is a feeder fund that invests all of its investable assets in one of 24 separate master portfolios (collectively the "Master Portfolios"), 15 of which are registered investment companies.


(**) During 1996, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        20

$21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.

(***) No investment company within the fund complex has a pension or retirement plan.

         The Trustees, in addition to reviewing actions of the Trust's various service providers, decide upon matters of general policy. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund during the indicated fiscal periods are set forth below:


Tax Aware Disciplined Equity Fund -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): $22. For the fiscal year ended October 31, 1997: ____%.

Tax Aware U.S. Equity Fund -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $100. For the fiscal year ended October 31, 1997: ____%.


Officers

         The Trust's executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The Chief Executive Officer receives no compensation in his capacity as an officer of the Trust. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

         The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

     MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or its affiliates. From December 1991 to July 1994, she

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        21
was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.

         RICHARD W. INGRAM; President and Treasurer. Executive Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Service and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.


     ELIZABETH A. KEELEY; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. Prior to August 1996, Ms. Keeley was Assistant Vice President and Counsel of FDI and Premier Mutual. Prior to September 1995, Ms. Keeley was enrolled at Fordham University School of Law and received her JD in May 1995. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is September 14, 1969.

         CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.



I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        22

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.


     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director Of FDI. Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or its Affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.

INVESTMENT ADVISOR


         The Trust has retained Morgan as Investment Advisor to provide investment advice and portfolio management services to the Funds. Subject to the supervision of the Trustees, Morgan makes the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Funds' investments. The investment advisor to the Funds is Morgan (Morgan Guaranty Trust Company of New York), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.



I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        23

         J.P. Morgan, through Morgan and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of more than $225 billion.


         J.P. Morgan has a long history of service as an advisor, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of Morgan's investment process is fundamental investment research because the firm believes that fundamentals should determine an asset's value over the long term. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The conclusions of the equity analysts' fundamental research is quantified into a set of projected returns for individual companies through the use of a dividend discount model. These returns are projected for 2 to 5 years to enable analysts to take a longer term view. These returns, or normalized earnings, are used to establish relative values among stocks in each industrial sector. These values may not be the same as the markets' current valuations of these companies. This provides the basis for ranking the attractiveness of the companies in an industry according to five distinct quintiles or rankings. This ranking is one of the factors considered in determining the stocks purchased and sold in each sector. Morgan's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services Morgan provides to the Funds are not exclusive under the terms of the Investment Advisory Agreement. Morgan is free to and does render similar investment advisory services to others. Morgan serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which Morgan serves as trustee. The accounts which are managed or advised by Morgan have varying investment objectives and Morgan invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Funds. Such accounts are supervised by officers and employees of Morgan who may also be acting in similar capacities for the Funds. See "Portfolio Transactions."


        Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Funds are currently: Disciplined Equity Fund -- S&P 500; U.S. Equity Fund -- S&P 500.


         J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940 and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors,

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        24
including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee. J.P. Morgan Investment Management Inc. advises Morgan on investment of the commingled pension trust funds.

         The Funds are managed by officers of Morgan who, in acting for their clients, including the Funds, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of Morgan or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory Agreements, the Funds have agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of each Fund's average daily net assets shown below.


Tax Aware Disciplined Equity Fund:          0.35%

Tax Aware U.S. Equity Fund:                 0.45%


         The table below sets forth for each Fund listed the advisory fees paid to the Advisor for the fiscal periods indicated. See "Expenses" below for applicable expense limitations.


Tax  Aware   Disciplined   Equity  Fund  --For  the  period   January  30,  1997
(commencement of operations) through April 30, 1997 (unaudited): $3,028. For the fiscal year ended October 31, 1997: ____%.

Tax Aware U.S. Equity Fund -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $16,337. For the fiscal year ended October 31, 1997: ____%.


         The Investment Advisory Agreement between Morgan and the Trust, on behalf of each Fund, provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time with respect to a Fund without penalty by a vote of a majority of the Trust's Trustees or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Morgan and by Morgan on 90 days' written notice to the Fund. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as Morgan from engaging in the business of underwriting or distributing securities. The Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company that continuously issues shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        25
investment advisor, administrator, shareholder servicing agent or custodian to such an investment company. The Advisor believes that it may perform the services for the Funds contemplated by the Investment Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Funds.

         If the Advisor were prohibited from acting as investment advisor to any Fund, it is expected that the Trustees of the Trust would recommend to shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan also provides certain financial, fund accounting, administrative and shareholder services to the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for each Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Funds' distributor.


         The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding voting securities or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party. The Distribution Agreement is also terminable with respect to a Fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.



I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        26

CO-ADMINISTRATOR

         Under a Co-Administration Agreement with the Trust, FDI also serves as the Trust's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.


         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Funds; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files regulatory documents and mails communications to Trustees and investors; and (vi) maintains related books and records.


         For its services under the Co-Administration Agreement, each Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar arrangements with FDI.

         The table below sets forth for each Fund listed the administrative fees paid to FDI for the fiscal periods indicated. See "Expenses" below for applicable expense limitations.


Tax Aware Disciplined Equity Fund: -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): $17. For the fiscal year ended October 31, 1997: ____%.

Tax Aware U.S. Equity Fund: -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $73. For the fiscal year ended October 31, 1997: ____%.


SERVICES AGENT

         The Trust, on behalf of each Fund, has entered into an Administrative Services Agreement (the "Services Agreement") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund. The Services Agreement may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.


         Under the Services Agreements, Morgan provides certain administrative and related services to the Fund and the Portfolio, including services related to tax compliance, preparation of financial statements, calculation of performance data,


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        27
oversight of service providers and certain regulatory and Board of Trustee matters.


         Under the Services Agreement, each Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Funds and the Master Portfolios in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets, and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund is determined by the proportionate share that its net assets bear to the total net assets of the Trust and the other investment companies provided administrative services by Morgan.

         The table below sets forth for each Fund listed the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See "Expenses" below for applicable expense limitations.


Tax Aware Disciplined Equity Fund: -- For the period January 30, 1997 (commencement of operations) through April 30, 1997 (unaudited): $341. For the fiscal year ended October 31, 1997: ____%.

Tax Aware U.S. Equity Fund: -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $1,377. For the fiscal year ended October 31, 1997: ____%.


CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian and fund accounting, transfer and dividend disbursing agent. Pursuant to the Custodian Contract with the Trust, State Street is responsible for maintaining the books and records of each Fund's portfolio transactions and holding portfolio securities and cash. The Custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for Fund shareholders. Under this agreement, Morgan is responsible for performing, directly or through an agent, shareholder account administrative and servicing functions, which include but are not limited to answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        28
wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing FDI of the gross amount of purchase orders for Fund shares; and providing other related services.


         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the following annual rates (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent): JPM Pierpont Shares: Tax Aware Disciplined Equity Fund: 0.25%; JPM Pierpont Shares:
Tax Aware U.S. Equity Fund: 0.25%. Morgan acts as shareholder servicing agent for all shareholders.


         The  table  below  sets  forth  for each Fund  listed  the  shareholder
servicing   fees  paid  by  each  Fund  to  Morgan,   net  of  fee  waivers  and
reimbursements, for the fiscal periods indicated. See "Expenses" below for applicable expense limitations.


JPM  Pierpont  Shares:  Tax Aware  Disciplined  Equity  Fund:  -- For the period
January  30,  1997   (commencement   of  operations)   through  April  30,  1997
(unaudited): $2,163. For the fiscal year ended October 31, 1997: ____%.

JPM Pierpont Shares: Tax Aware U.S. Equity Fund: -- For the period December 18, 1996 (commencement of operations) through April 30, 1997 (unaudited): $9,076. For the fiscal year ended October 31, 1997: ____%.


         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and for providing administrative services to the Funds under the Services Agreement, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violating the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreement, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.


         The Funds may be sold to or through financial intermediaries who are customers of Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Funds. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that includes the Funds as an investment alternative may also be paid a fee.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        29

FINANCIAL PROFESSIONALS


         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Funds, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not remitted to the Fund or Morgan.


INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator" "Services Agent" and "Shareholder Servicing" above, the Funds are responsible for usual and customary expenses associated with the Trust's operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, fees under state securities laws, custodian fees and brokerage expenses.

PURCHASE OF SHARES


         Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        30

Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Funds reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.


         Each Fund may, at its own option, accept securities in payment for shares. The securities so delivered are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.


         Prospective investors may purchase shares with the assistance of a Financial Professional and the Financial Professional may charge the investor a fee for this service and other services it provides to its customers. Morgan may pay fees to financial professionals for services in connection with fund investments.


REDEMPTION OF SHARES


         The Trust, on behalf of each Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

         Redemption In-Kind. Each Fund intends whenever feasible to pay redemption proceeds by an in-kind distribution of portfolio securities to the extent that the amount of the redemption exceeds, for the Disciplined Equity Fund, $500,000 and for the U.S. Equity Fund, $250,000. Although the Funds generally intend to pay redemptions equal to or less than these respective amounts in cash, they reserve the right to pay such redemptions in-kind. The Funds are not permitted


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        31
to make in-kind distributions of redemption proceeds to shareholders who hold more than 5% of the outstanding shares of a Fund in the absence of an exemptive order from the SEC. Each Fund has applied to the SEC for such an order but there can be no assurance that the order will be granted. In general, a Fund will attempt to select securities for in-kind redemptions that approximate the overall characteristics of the Fund's portfolio. A Fund will not distribute illiquid securities to satisfy in-kind redemptions. For purposes of effecting in-kind redemptions, securities will be valued in the manner regularly used to value a Fund's portfolio securities. A Fund will not redeem its shares in-kind in a manner that after giving effect to the redemption would cause it to violate its investment restrictions or policies. A shareholder who receives an in-kind distribution of redemption proceeds may incur brokerage or other transaction costs in liquidating the distributed securities. There is also a risk that the securities distributed in-kind may decline in value before they can be sold by the redeeming shareholder. Although an in-kind redemption will not cause a Fund to realize capital gains or losses, redeeming shareholders may realize taxable capital gains or losses based on the difference between the cost basis and redemption price of their shares. No redemption fee will be imposed on the amount of any shares redeemed in-kind. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

         Other Redemption Processing Information. Redemption requests may not be processed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC. Shareholders may realize taxable gains upon redeeming shares.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund's net investment income and realized net capital gains, if any, will be distributed at least annually. Dividends and distributions will be payable to shareholders of record on the record date. If investors purchase JPM Pierpont Shares shortly before the record date of a dividend or distribution, they may be subject to adverse tax consequences as described in Taxes.

         A Fund's dividends and distributions are paid in additional JPM Pierpont shares unless the shareholder elects to have them paid in cash. The tax effects of dividends and distributions are the same whether they are paid in shares or cash. Cash dividends and distributions either (1) are credited to the shareholder's account at Morgan or at his financial professional or (2) in the case of certain Morgan clients, are paid by a check mailed in accordance with the client's instructions.


NET ASSET VALUE

         Each of the Funds computes its net asset value separately for each class of shares outstanding once daily at 4:15 P.M. New York time on Monday through

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        32

Friday. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.


         Equity Funds. The value of investments listed on a domestic securities exchange, other than options on stock indices, is based on the last sale prices at the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., New York time) or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Unlisted securities are valued at the average of the quoted bid and asked prices in the OTC market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates available at the time of valuation.

         Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 P.M., New York time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 P.M., New York time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

PERFORMANCE DATA


         From time to time, the Funds may quote performance in terms of tax equivalent yield actual distributions, total return or capital appreciation for the various Fund classes in reports, sales literature and advertisements published by the Trust. Current performance information may be obtained by calling Morgan at (800) 766-7722.



         The classes of shares of each Fund may bear different shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of another class. Performance quotations will be computed separately for each class of a Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of total return.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        33

         Total Return Quotations. The average annual total return of each Fund's class(es) for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.


         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.


         Below is set forth historical return information for the Funds for the periods indicated:

JPM Pierpont Shares: Tax Aware Disciplined Equity Fund (10/31/97): Average annual total return, 1 year: ____; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 2.50%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 2.50%.

JPM Pierpont Shares: Tax Aware U.S. Equity Fund (10/31/97): Average annual total return, 1 year: ____; average annual total return, 5 years: N/A; average annual total return, commencement of operations to period end: 9.02%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 9.02%.


         General. Performance will vary from time to time depending upon market conditions, the composition of the portfolio, and operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising shares of the Funds, including data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the S&P 500, Lehman Brothers 1- to 16-Year Municipal Bond Index, the Dow Jones Industrial Average, the Frank Russell Indexes and other industry publications.

PORTFOLIO TRANSACTIONS

     Morgan places orders for all Funds for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Funds. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        34
profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.


         In connection with portfolio transactions for the Equity Funds, the overriding objective is to obtain the best execution of purchase and sale orders.


         In selecting a broker, Morgan considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, Morgan decides that the broker chosen will provide the best execution. Morgan monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trust's Trustees review regularly the reasonableness of commissions and other transaction costs incurred by the Funds in light of facts and circumstances deemed relevant from time to time and, in that connection, will receive reports from Morgan and published data concerning transaction costs incurred by institutional investors generally.

         Research services provided by brokers to which Morgan has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of Morgan's clients and not solely or necessarily for the benefit of an individual Fund. Morgan believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Funds do not reduce their fee to Morgan by any amount that might be attributable to the value of such services.

         The Equity Funds paid the following approximate brokerage commissions for the indicated fiscal periods:


Tax Aware Disciplined Equity Fund (for the period January 30, 1997 (commencement of operations) through April 30, 1997) (unaudited): $878. For the fiscal year ended October 31, 1997: $____.

Tax Aware U.S. Equity Fund (for the period December 18, 1996 (commencement of operations) through April 30, 1997) (unaudited): $792. For the fiscal year ended October 31, 1997: $____.

         Subject to the overriding objective of obtaining the best execution of orders, Morgan may allocate a portion of a Fund's brokerage transactions to affiliates of Morgan. In order for affiliates of Morgan to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        35
transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trust's Trustees, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through Morgan or FDI or any "affiliated person" (as defined in the 1940 Act) thereof when such entities are acting as principals, except to the extent permitted by law. In addition, the Funds will not purchase securities from any underwriting group of which Morgan or an affiliate of Morgan is a member, except to the extent permitted by law.

         Investment decisions made by Morgan are the product of many factors in addition to basic suitability for the particular Fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Funds may only sell a security to each other or to other accounts managed by Morgan or its affiliates in accordance with procedures adopted by the Trustees.

         It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when Morgan deems the purchase or sale of a security to be in the best interests of a Fund, as well as other clients including other Funds, Morgan to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by Morgan in the manner it considers to be most equitable and consistent with Morgan's fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that the shareholders will not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund will contain a provision to the effect that the shareholders are not personally liable thereunder.

         Effective May 12, 1997, the name of the U.S. Equity Fund was changed from "Tax Aware Equity Fund" to "Tax Aware U.S. Equity Fund".


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        36

         The Trust's Declaration of Trust further provides that no Trustee, officer, employee, or agent of the Trust is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons ("disabling conduct"). It also provides that all third persons must look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. The Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund, except liabilities arising from disabling conduct.

DESCRIPTION OF SHARES

     Each Fund represents a separate series of shares of beneficial  interest of
the  Trust.  Fund  shares  are  further  divided  into  separate  classes.   See
"Massachusetts Trust."


         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in a Fund. To date, JPM Pierpont Shares of each Equity Fund described in this Statement of Additional Information have been authorized and are currently available for sale to the public.

         Each share represents an equal proportional interest in a Fund with each other share of the same class. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. Shares of a Fund have no preemptive or conversion rights.

         The shareholders of the Trust are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in shares. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration, subject to certain removal procedures, and to appoint their own successors. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the net asset value of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the net asset value of the Trust. The Trustees are also required, under certain circumstances, to assist shareholders in communicating with other shareholders.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        37

         As of October 1, 1997, the following owned of record or, to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

JPM Pierpont Shares: Tax Aware Disciplined Equity Fund -- A. Lledo Perez (9.25%); Morgan as agent for P. Conde (5.74%); Morgan as agent for T. Andrew McWethy Nordal and M. McWethy (8.20%); Morgan as agent for J.E. Young (13.18%).

         The address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York 10036. As of the date of this Statement of Additional Information the officers and Trustees as a group owned less than 1% of the beneficial shares of each Fund.


TAXES

     The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action.


     Each Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies) held less than three months, but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c)diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). Effective July 1, 1998, the 30% of gross income test described in paragraph (b) above will no longer apply to the Funds.

As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed in accordance with the Code's requirements.



I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        38

     Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.


     For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.


Distributions of net investment income, certain foreign currency gains, and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction subject to applicable limitations under the Code. If dividend payments exceed income earned by a Fund, the over distribution would be considered a return of capital rather than a dividend payment. The Funds intend to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "Act"), long-term capital gain of an individual is generally subject to a maximum rate of 28% in respect of a capital asset held directly by such individual for more than one year but not more than eighteen months, and the maximum rate is reduced to 20% in respect of a capital asset held in excess of 18 months. The Act authorizes the Treasury department to promulgate regulations that would apply these rules in the case of long-term capital gain distributions made by a Fund. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

     Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon or the straddle rules described below are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        39

Fund will subtract the premium received from its cost basis in the securities purchased.

     Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

     Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

     Under the Code, gains or losses attributable to disposition of foreign currency or to certain foreign currency contracts, or to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such income or pays such liabilities, are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by a Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates are also treated as ordinary income or loss.

     Forward currency contracts, options and futures contracts entered into by a Fund may create "straddles" for U.S. federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on forward currency contracts, options and futures contracts or on the underlying securities. Certain straddles treated as short sales for tax purposes may also result in the loss of the holding period of underlying securities for purposes of the 30% of gross income test described above, and therefore, a Fund's ability to enter into forward currency contracts, options and futures contracts may be limited, under current law. Effective as of July 1, 1998, the 30% of gross income test will no longer apply to the Funds.

     Certain options, futures and foreign currency contracts held by a Fund at the end of each taxable fiscal year will be required to be "marked to market" for federal income tax purposes -- i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or futures. However, gain


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        40
or loss recognized on certain foreign currency contracts will be treated as ordinary income.

     The Equity Funds may invest in Equity Securities of foreign issuers. If a Fund purchases shares in certain foreign investment funds (referred to as passive foreign investment companies ("PFICs") under the Code), the Fund may be subject to federal income tax on a portion of an "excess distribution" from such foreign investment fund, including any gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on a Fund as a result of such distributions. Alternatively, a Fund may in certain circumstances include each year in its income and distribute to shareholders a pro rata portion of the PFIC's income, whether or not distributed to the Fund.

     For taxable years of the Funds beginning after 1997, the Funds will be permitted to "mark to market" any marketable stock held by a Fund in a PFIC. If a Fund made such an election, it would include in income each year an amount equal to its share of the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock. The Fund would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years.

     Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

     If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        41
such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.


     Foreign Taxes. It is expected that the Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gains) received from sources within foreign countries.


     State and Local Taxes. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.


     Other Taxation. The Trust is organized as a Massachusetts business Trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.


ADDITIONAL INFORMATION

     Telephone calls to the Funds, Morgan or State Street may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the Trust's registration statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or FDI. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by FDI to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or FDI to make such offer in such jurisdictions.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        42

FINANCIAL STATEMENTS

      The following financial statements of the Tax Aware Disciplined Equity Fund and the Tax Aware U.S. Equity Fund are incorporated herein by reference from their respective semi-annual reports dated April 30, 1997 made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling J.P. Morgan Fund Services at (800) 521-5411 for JPM Pierpont Shares: Tax Aware Disciplined Equity Fund and JPM Pierpont Shares: Tax Aware U.S. Equity Fund. The audited statement of assets and liabilities and the reports thereon of Price Waterhouse LLP for the U.S. Equity Fund and the Disciplined Equity Fund as of November 4, 1996 are attached hereto.


                                Date of Semi-Annual     Date of Annual
                                Report; Date Semi-      Report; Date Annual
                                Annual Report Filed;    Report Filed; and
Name of Fund                    and Accession Number    Accession Number
------------------------------- ----------------------- ---------------------

Tax Aware Disciplined Equity    04/30/97                N/A
Fund                            06/19/97
                                0000912057-97-020764
Tax Aware U.S. Equity Fund      04/30/97                N/A
                                06/19/97
                                0000912057-97-020765

------------------------------- ----------------------- ---------------------





I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        43

APPENDIX A

Description of Securities Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB-B - Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper, including Tax Exempt

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        A-1

MOODY'S

Corporate and Municipal Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Commercial Paper, including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well established industries.
-    High rates of return on funds employed.
- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf
                                                        A-2

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax Exempt Notes

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.


I:\dsfndlgl\jpmst\1097.pea\tatdsai.wpf

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

         The following financial statements are included in Part A:


         Financial Highlights:
         JPM Pierpont Shares: Tax Aware Disciplined Equity Fund (unaudited) JPM Pierpont Shares: Tax Aware U.S. Equity Fund (unaudited)


         The following financial statements are included in Part B:

         Tax Aware Disciplined Equity Fund:
         Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants

         Tax Aware U.S. Equity Fund:
         Statement of Assets and Liabilities at November 4, 1996
         Report of Independent Accountants


         The following financial statements are incorporated by reference into Part B:

         Tax Aware Disciplined Equity Fund: Schedule of Investments at April 30, 1997 (unaudited)
         Statement of Assets and Liabilities at April 30, 1997 (unaudited) Statement of Operations for the fiscal period ended
         April 30, 1997  (unaudited)
         Statement  of Changes in Net Assets  (unaudited)
         Financial  Highlights  (unaudited)
         Notes to Financial  Statements April 30, 1997 (unaudited)

         Tax Aware U.S. Equity Fund:
         Schedule of  Investments  at April 30, 1997  (unaudited)
         Statement of Assets and Liabilities at April 30, 1997 (unaudited) Statement of Operations for the fiscal period ended
         April 30,  1997  (unaudited)
         Statement of Changes in Net Assets (unaudited)
         Financial Highlights (unaudited)
         Notes to Financial Statements April 30, 1997 (unaudited)


(b) Exhibits

1        Declaration of Trust.(1)

1(a) Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares.(2)

1(b) Amendment No. 2 to Declaration of Trust, Second Amended and Restated Establishment and Designation of Series and Classes of Shares.(4)

i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-1

2        Restated By-Laws.(2)

5 Form of Investment Advisory Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan").(2)

6       Form of Distribution Agreement between Registrant and Funds Distributor,
         Inc. ("FDI").(2)

8 Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

9(a)     Form of Co-Administration Agreement between Registrant and FDI.(2)

9(b)     Form of Administrative Services Agreement between Registrant and
         Morgan.(2)

9(c) Form of Transfer Agency and Service Agreement between Registrant and State Street.(2)

9(d)     Form of Shareholder Servicing Agreement between Registrant and
         Morgan.(2)


11       Consents of independent accountants.(5)


13       Purchase agreement with respect to Registrant's initial shares.(2)

16       Schedule for computation of performance quotations.(2)


19       Powers of attorney.(6)


20       18f-3 Plan.(3)


27.1     Financial data schedule.(5)

27.2     Financial data schedule.(5)

-------------------
(1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).

(2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No. 0001016964-96-000034).

(3) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 10, 1997 (Accession No. 0001016964-97-000014).


(4) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 19, 1997 (Accession No. 0001016964-97-000117).

(5)      To be filed by amendment.

(6)      Filed herewith.


i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-2

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

         Title of Class:  Shares of Beneficial Interest (par value $0.001)


         As of October 14, 1997

         Tax Aware Disciplined Equity Fund:    JPM Pierpont Shares:         82
         Tax Aware U.S. Equity Fund:           JPM Pierpont Shares:        141
         California Bond Fund:                 JPM Pierpont Shares:          8
         California Bond Fund:                 JPM Institutional Shares:    36


ITEM 27. INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Morgan is a New York trust company which is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. Morgan conducts a general banking and trust business.

         To the knowledge of the Registrant, none of the directors, except those set forth below, or executive officers of Morgan is or has been during the past two fiscal years engaged in any other business, profession, vocation or

i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-3
employment of a substantial nature, except that certain officers and directors of Morgan also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of Morgan. Set forth below are the names, addresses, and principal business of each director of Morgan who is engaged in another business, profession, vocation or employment of a substantial nature.


        Paul A. Allaire: Chairman and Chief Executive Officer, Xerox Corporation (office imaging systems). His address is Xerox Corporation, P.O. Box 1600,
800 Long Ridge Road, Stamford, CT 06904.


         Riley P. Bechtel: Chairman and Chief Executive Officer, Bechtel Group, Inc. (architectural design and construction). His address is Bechtel Group, Inc., P.O. Box 193965, San Francisco, CA 94119-3965.

        Martin Feldstein: President and Chief Executive Officer, National Bureau of Economic Research, Inc. (national research institution). His address is National Bureau of Economic Research, Inc., 1050 Massachusetts Avenue, Cambridge, MA 02138-5398.


        Ellen V. Futter: President, American Museum of Natural History (not-for-profit organization). Her address is American Museum of Natural History, Central Park West at 79th Street, New York, NY 10024.


         Hanna H. Gray: President Emeritus and Harry Pratt Judson Distinguished Service Professor of History, The University of Chicago (academic institution). Her address is The University of Chicago, Department of History, 1126 East 59th Street, Chicago, IL 60637.

         James R. Houghton: Retired Chairman of the Board, Corning Incorporated (glass products). His address is R.D. #2 Spencer Hill Road, Corning, NY 14830.

          James L. Ketelsen: Retired Chairman and Chief Executive Officer, Tenneco Inc. (oil, pipe-lines, and manufacturing). His address is 10 South Briar Hollow 7, Houston, TX 77027.

         John A. Krol: President and Chief Executive Officer, E.I. du Pont de Nemours and Company (chemicals and energy company). His address is E.I. du Pont de Nemours and Company, 1007 Market Street, Wilmington, DE 19898.

        Lee R. Raymond: Chairman of the Board and Chief Executive Officer, Exxon Corporation (oil, natural gas, and other petroleum products). His address is Exxon Corporation, 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

         Richard D. Simmons: Retired; Former President, The Washington Post Company and International Herald Tribune (newspapers). His address is P.O. Box 242, Sperryville, VA 22740.

         Douglas C. Yearley: Chairman, President and Chief Executive Officer, Phelps Dodge Corporation (chemicals). His address is Phelps Dodge Corporation, 2600 N. Central Avenue, Phoenix, AZ 85004-3014.


i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-4

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares. FDI is an indirectly wholly owned subsidiary of Boston Institutional Group, Inc., a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker-dealer registered under the Securities Exchange Act of 1934, as amended.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a
Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
The JPM Institutional Funds
The JPM Pierpont Funds
JPM Series Trust II

FDI does not act as depositor or investment adviser of any investment companies.

(b) The following is a list of officers, directors and partners of FDI. The principal address of all officers and directors is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

Name; Positions and Offices with Underwriter; Position and Offices with
Registrant:

Marie E. Connolly; Director, President and Chief Executive Officer; Vice President and Assistant Treasurer

Richard W. Ingram; Senior Vice President; President and Treasurer

John E. Pelletier; Senior Vice President and General Counsel; Vice President and Secretary

i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-5

Donald R. Roberson; Senior Vice President; None

John F. Tower III; Senior Vice President, Chief Financial Officer and Treasurer; Vice President and Assistant Treasurer

Rui M. Moura; First Vice President; None

Bernard A. Whalen; First Vice President; None

John W. Gomez; Chairman and Director; None

William J. Nutt; Director; None

The information required by this Item 29 with respect to each director and officer of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

Morgan Guaranty Trust Company of New York: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Funds Distributor, Inc.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 31. MANAGEMENT SERVICES.

         Not applicable.

ITEM 32. UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the

i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-6

         Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.



i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-7

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 20th day of October, 1997.


JPM SERIES TRUST


By       /s/ Richard W. Ingram
         -----------------------
         Richard W. Ingram
         President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on October 20, 1997.


/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee



*By      /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney filed herewith.


i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-8

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------     ----------------------


EX-99.B18                  Powers of Attorney


i:\dsfndlgl\jpmst\1097.pea\wrapper.wpf
                                                        C-9